EMPLOYEE AND DIRECTOR BENEFITS, Stock Option Awards (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options, outstanding, shares [Roll Forward]
Outstanding, beginning of period (in shares)	184,892
Exercised (in shares)	(3,738)
Expired (in shares)	(28,981)
Forfeited (in shares)	(1,000)
Granted (in shares)	0
Outstanding, end of period (in shares)	151,173	184,892
Exercisable, end of period (in shares)	150,215
Options, outstanding, weighted average exercise price [Rollforward]
Outstanding, beginning of period (in dollars per share)	$ 6.67
Exercised (in dollars per share)	3.36
Expired (in dollars per share)	18.31
Forfeited (in dollars per share)	4.91
Granted (in dollars per share)	0
Outstanding, end of period (in dollars per share)	4.54	$ 6.67
Exercisable, end of period (in dollars per share)	$ 4.53
Options, weighted average remaining contractual term [Abstract]
Outstanding, end of period	5 years 3 months 7 days	5 years 4 months 24 days
Options, aggregate intrinsic value [Abstract]
Outstanding, end of period	$ 790,199
Exercisable, end of period	786,232
Options, additional disclosures [Abstract]
Fair value of options vested	$ 37	$ 79